INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Company's loss from operations before income taxes, by taxing jurisdiction
The components of the Company’s net loss from operations before income taxes, by taxing jurisdiction, were as follows:

	December 31,	December 31,	December 31,
	2014	2013	2012

Canada	$(17,998)	$(40,970)	$(28,501)
United States	(12,994)	(1,092)	361
Other	847	206	470
	$(30,145)	$(41,856)	$(27,670)

Annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision
An annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision is as follows:

	December 31,	December 31,	December 31,
	2014	2013	2012

Statutory federal and provincial tax rate	27.0%	27.0%	27.0%
Expected tax recovery at statutory rate	$(8,140)	$(11,301)	$(7,490)
Foreign income taxed at higher rates	(892)	(68)	25
Permanent differences and other	529	339	243
Uncertain tax position	33	-	-
Research and development tax credits	2,419	(1,569)	-
Deferred Revenue	1,825	-	-
Deferred True-up	4,225	-	-
Gain on Sale of Assets	2,703	-	-
Valuation allowances	(2,460)	12,743	7,308
Income tax expense	$242	$144	$86

Major items giving rise to deferred tax assets and liabilities
The major items giving rise to deferred tax assets and liabilities are presented below:

	December 31, 2014	December 31, 2013

Non-capital losses carried forward	$29,668	$25,550
Capital assets	2,012	653
Intangible assets	(3,719)	(2,271)
Research and development expenditures	9,293	12,807
Research and development tax credits	13,947	16,623
Stock based compensation	750	506
Reserves not taken for tax purposes	1,050	1,593
Total deferred tax assets	53,001	55,461
Valuation allowance	(53,001)	(55,461)
Net deferred tax asset	$-	$-

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Amount
Balance at December 31, 2013	$-
Additions for tax positions of prior years	33
Balance at December 31, 2014	$33